Income Taxes - Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure Of Reconciliation Of Effective Income Tax Expense [abstract]
Income taxes calculated at statutory rates	$ 40.4	$ 319.4
Income taxes calculated at statutory rates, percentage	26.50%	26.50%
Income tax rate differential of foreign subsidiaries	$ (5.2)	$ (7.6)
Effect of income tax rate changes on deferred income taxes	0.0	(0.3)
Increase in valuation allowance	29.7	1.3
Recognition of income taxes on foreign currency translation	18.2	(15.7)
Recognition of income taxes on inflation	(7.4)	(7.0)
Permanent differences	16.8	(0.7)
Recognition of tax incentives	0.0	(20.5)
Adjustments in respect of prior years and other	(2.8)	4.8
Income tax expense	$ 89.7	$ 273.7